Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017
Assets
Cash and due from banks		SFr 112,513		SFr 118,164		SFr 109,815
of which reported at fair value		185		93		212
Interest-bearing deposits with banks		1,022		730		726
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		117,617		121,170		115,346
of which reported at fair value		75,706		85,086		77,498
Securities received as collateral, at fair value		45,522		41,227		38,074
of which encumbered		25,770		22,629		23,632
Trading assets, at fair value		135,586		140,201		156,334
of which encumbered		35,077		41,484		49,237
Investment securities		2,331		2,146		2,191
of which reported at fair value		2,331		2,146		2,191
Other investments		5,626		5,487		5,964
of which reported at fair value		3,139		3,112		3,506
Net loans		287,660		283,854		279,149
of which reported at fair value		15,711		14,717		15,307
of which encumbered		161		207		186
Allowance for loan losses		(905)		(858)		(882)
Premises and equipment		4,831		4,677		4,686
Goodwill		4,797		4,667		4,742
Other intangible assets		212		212		223
of which reported at fair value		151		150		158
Brokerage receivables		45,132		52,739		46,968
Other assets		35,309		33,778		32,071
of which reported at fair value		9,743		9,931		9,018
of which encumbered		229		162		134
Total assets		798,158		809,052		796,289
Liabilities and equity
Due to banks		17,459		18,858		15,413
of which reported at fair value		169		213		197
Customer deposits		367,408		368,382		361,162
of which reported at fair value		3,407		3,371		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		19,886		27,579		26,496
of which reported at fair value		9,457		15,740		15,262
Obligation to return securities received as collateral, at fair value		45,522		41,227		38,074
Trading liabilities, at fair value		42,776		44,755		39,119
Short-term borrowings		30,573		31,872		25,889
of which reported at fair value		11,675		11,535		11,019
Long-term debt		165,961		166,166		173,032
of which reported at fair value		62,205		61,536		63,628
Brokerage payables		34,450		37,838		43,303
Other liabilities		30,514		29,678		31,612
of which reported at fair value		7,750		8,296		8,624
Total liabilities		754,549		766,355		754,100
Common shares		102		102		102
Additional paid-in capital		34,678		35,933		35,668
Retained earnings		26,290		25,643		24,973
Treasury shares, at cost		(96)		(287)		(103)
Accumulated other comprehensive income/(loss)		(17,504)		(18,851)		(18,738)
Total shareholders' equity		43,470		42,540		41,902
Noncontrolling interests		139		157		287
Total equity		43,609		42,697		42,189
Total liabilities and equity		SFr 798,158		SFr 809,052		SFr 796,289
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[1]	3,271,129,950		3,271,129,950		3,271,129,950
Issued shares (in shares)		2,556,011,720		2,556,011,720		2,556,011,720
Treasury shares (in shares)		5,967,951		16,413,030		5,757,666
Common shares outstanding (in shares)		2,550,043,769	[2]	2,539,598,690	[2]	2,550,254,054
Consolidated VIEs
Assets
Cash and due from banks		SFr 240		SFr 191		SFr 232
Trading assets, at fair value		1,252		1,308		1,348
Investment securities		679		586		381
Other investments		1,610		1,584		1,833
Net loans		299		257		267
Premises and equipment		126		124		151
Other assets		2,039		2,022		2,398
Liabilities and equity
Trading liabilities, at fair value		3		3		3
Long-term debt		1,072		994		863
Other liabilities		220		SFr 209		204
Bank
Assets
Cash and due from banks		111,636				109,510
of which reported at fair value		185				212
Interest-bearing deposits with banks		1,017				721
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		117,617				115,346
of which reported at fair value		75,706				77,498
Securities received as collateral, at fair value		45,522				38,074
of which encumbered		25,770				23,632
Trading assets, at fair value		135,787				156,774
of which encumbered		35,077				49,237
Investment securities		2,329				2,189
of which reported at fair value		2,329				2,189
Other investments		5,554				5,893
of which reported at fair value		3,131				3,497
Net loans		293,178				283,237
of which reported at fair value		15,711				15,307
of which encumbered		161				186
Allowance for loan losses		(904)				(881)
Premises and equipment		4,532				4,445
Goodwill		4,085				4,036
Other intangible assets		212				223
of which reported at fair value		151				158
Brokerage receivables		45,132				46,968
Other assets		34,027				30,956
of which reported at fair value		9,743				9,018
of which encumbered		229				134
Total assets		800,628				798,372
Liabilities and equity
Due to banks		17,452				15,411
of which reported at fair value		169				197
Customer deposits		368,839				362,303
of which reported at fair value		3,407				3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		19,886				26,496
of which reported at fair value		9,457				15,262
Obligation to return securities received as collateral, at fair value		45,522				38,074
Trading liabilities, at fair value		42,779				39,132
Short-term borrowings		31,070				26,378
of which reported at fair value		11,675				11,019
Long-term debt		165,110				172,042
of which reported at fair value		61,272				62,622
Brokerage payables		34,450				43,303
Other liabilities		30,438				31,683
of which reported at fair value		7,735				8,590
Total liabilities		755,546				754,822
Common shares		4,400				4,400
Additional paid-in capital		45,188				45,718
Retained earnings		9,700				8,484
Accumulated other comprehensive income/(loss)		(14,949)				(15,932)
Total shareholders' equity		44,339				42,670
Noncontrolling interests		743				880
Total equity		45,082				43,550
Total liabilities and equity		SFr 800,628				SFr 798,372
Additional share information
Par value (in CHF per share)	[3]	SFr 1.00				SFr 1.00
Issued shares (in shares)	[3]	4,399,680,200				4,399,680,200
Common shares outstanding (in shares)	[3]	4,399,680,200				4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 240				SFr 232
Trading assets, at fair value		1,252				1,348
Investment securities		679				381
Other investments		1,610				1,833
Net loans		299				267
Premises and equipment		104				128
Other assets		2,037				2,396
Liabilities and equity
Trading liabilities, at fair value		3				3
Long-term debt		1,072				863
Other liabilities		SFr 219				SFr 204

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505'062'294 of these shares were reserved for capital instruments.
[3]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of June 30, 2018. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.